Bank Borrowings (Details)			6 Months Ended				12 Months Ended
	Jul. 06, 2026 USD ($)	Jul. 06, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jul. 06, 2026 HKD ($)	Jun. 30, 2026 HKD ($)	Jun. 25, 2025 USD ($)	Jun. 25, 2025 HKD ($)
Bank Borrowings [Line Items]
Trade financing			$ 4,463,147	$ 35,000,000
Interest rate percentage			3.75%	3.75%
Repayment of debt			$ 496,568
Long-term obligation amount			2,844,813				$ 2,986,935
Guarantee commitment			12,254,527						$ 96,100,000	$ 11,379,750	$ 89,240,000
Revolving trade financing			3,471,798				4,160,241
Bank borrowing interest expenses			89,081		$ 117,354	$ 144,234
Hong Kong Interbank Offered Rate [Member]
Bank Borrowings [Line Items]
Instalment loan			$ 4,277,625	$ 33,545,132
Interest rate percentage			2%	2%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Outstanding principal			$ 3,066,446
Repayment of debt			$ 221,633
Bank Loans [Member]
Bank Borrowings [Line Items]
Weighted average annual interest rates for the bank loans			4.67%		4.52%	6.47%			4.67%
Hong Kong Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
U.S. Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
Singapore Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Installment loan			$ 3,066,446				3,200,106
Revolving Credit Facility [Member]
Bank Borrowings [Line Items]
Revolving trade financing			$ 405,352				$ 960,135
Maximum [Member]
Bank Borrowings [Line Items]
Guarantee commitment										12,254,527	96,100,000
Maximum [Member] | Subsequent Event [Member]
Bank Borrowings [Line Items]
Trade financing	$ 4,463,147	$ 35,000,000
Guarantee commitment	11,379,750							$ 89,240,000
Maximum [Member] | Mr. Sit Hon [Member] | Subsequent Event [Member]
Bank Borrowings [Line Items]
Guarantee commitment	12,190,768							95,600,000
Minimum [Member]
Bank Borrowings [Line Items]
Guarantee commitment										$ 12,190,768	$ 95,600,000
Minimum [Member] | Subsequent Event [Member]
Bank Borrowings [Line Items]
Trade financing	3,825,555	$ 30,000,000
Guarantee commitment	8,926,294							70,000,000
Minimum [Member] | Mr. Sit Hon [Member] | Subsequent Event [Member]
Bank Borrowings [Line Items]
Guarantee commitment	$ 8,926,294							$ 70,000,000